Derivatives - Summary of Derivative Instruments (Details) (USD $)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Beginning balance	$ 757,618	$ 14,499,894
Exercise of Preferred B Options (b)		(4,846,941)
Expiry of Preferred B Options (b)		(661,259)
Issuance of Preferred B shares and warrants (b)		5,339,700
Change in fair value	2,500,550	(13,573,776)
Ending balance	3,258,168	757,618
PreferredAWarrantsMember
Beginning balance	181,660	3,219,700
Exercise of Preferred B Options (b)
Expiry of Preferred B Options (b)
Issuance of Preferred B shares and warrants (b)
Change in fair value	742,340	(3,038,040)
Ending balance	924,000	181,660
Preferred B Warrants [Member]
Beginning balance	26,399
Exercise of Preferred B Options (b)
Expiry of Preferred B Options (b)
Issuance of Preferred B shares and warrants (b)		1,662,100
Change in fair value	184,789	(1,635,701)
Ending balance	211,188	26,399
Preferred B Option/Warrants [Member]
Beginning balance	277,184	5,122,294
Exercise of Preferred B Options (b)		(4,846,941)
Expiry of Preferred B Options (b)		(661,259)
Issuance of Preferred B shares and warrants (b)		3,677,600
Change in fair value	785,356	(3,014,510)
Ending balance	1,062,540	277,184
Note Conversion Features [Member]
Beginning balance	171,754	2,869,630
Exercise of Preferred B Options (b)
Expiry of Preferred B Options (b)
Issuance of Preferred B shares and warrants (b)
Change in fair value	178,946	(2,697,876)
Ending balance	350,700	171,754
Warrants [Member]
Beginning balance	89,832	2,796,890
Exercise of Preferred B Options (b)
Expiry of Preferred B Options (b)
Issuance of Preferred B shares and warrants (b)
Change in fair value	542,068	(2,707,058)
Ending balance	631,900	89,832
Consulting Warrants [Member]
Beginning balance	10,789	491,380
Exercise of Preferred B Options (b)
Expiry of Preferred B Options (b)
Issuance of Preferred B shares and warrants (b)
Change in fair value	67,051	(480,591)
Ending balance	$ 77,840	$ 10,789